Income Taxes (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Net operating loss carry forwards	$ 173,374	$ 93,239
Stock-based compensation	86,250
Valuation allowance	(259,624)	(93,239)
Net deferred tax assets